Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes Payable
Schedule of Convertible notes payable

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Investors	-	149,090,866	20,740,480
Total	-	149,090,866	20,740,480